Document and Entity Information	Jan. 02, 2024
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 02, 2024
Entity Registrant Name	GLOBAL PARTNER ACQUISITION CORP II
Entity Incorporation State Country Code	E9
Entity File Number	001-39875
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	200 Park Avenue
Entity Address Address Line 2	32nd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10166
City Area Code	646
Local Phone Number	585-8975
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Explanatory NoteThis Amendment No. 1 to Current Report on Form 8-K is being filed to amend the Current Report on Form 8-K filed by Global Partner Acquisition Corp II, a Cayman Islands exempted company (the “Company”) with the Securities and Exchange Commission on January 2, 2024 (the “Original 8-K”) to clarify that the Founder Conversion Amendment Proposal (as defined below) does not limit the amount of Class B Ordinary Shares (as defined below) of the Company that can be converted if such proposal is approved by the shareholders at the Extension Meeting (as defined below).In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 7.01 of the Original 8-K, as amended hereby, is set forth below.
Entity Central Index Key	0001831979
Class A Ordinary Shares included as part of the units [Member]
Document Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	GPAC
Security Exchange Name	NASDAQ
Redeemable warrants [Member]
Document Information [Line Items]
Security 12b Title	Redeemable Warrants included as part of the units
Trading Symbol	GPACW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share, $.0001 par value, and one-sixth of one redeemable warrant [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $.0001 par value, and one-sixth of one redeemable warrant
Trading Symbol	GPACU
Security Exchange Name	NASDAQ